NATURE OF BUSINESS, BASIS OF PRESENTATION AND GOING CONCERN	12 Months Ended
Feb. 28, 2017
NATURE OF BUSINESS, BASIS OF PRESENTATION AND GOING CONCERN
NATURE OF BUSINESS, BASIS OF PRESENTATION AND GOING CONCERN

1. NATURE OF BUSINESS, BASIS OF PRESENTATION AND GOING CONCERN

        DragonWave Inc. [the "Company"], incorporated under the Canada Business Corporations Act in February 2000, is a provider of high-capacity packet microwave solutions that drive next-generation IP networks.

        The Company's common shares are traded on the Toronto Stock Exchange under the trading symbol DRWI and on the NASDAQ Capital Market under the symbol DRWI.

        These consolidated financial statements include the accounts of the Company and its wholly owned subsidiaries: DragonWave Corp., incorporated in the state of Delaware, USA; DragonWave PTE. LTD., incorporated in Singapore; DragonWave S.à r.l., incorporated in Luxembourg; DragonWave Telecommunication Technology (Shanghai) Co., Ltd., incorporated in China; DragonWave Mexico S.A. de C.V., incorporated in Mexico; Axerra Networks Asia Pacific Limited, incorporated in Hong Kong; DragonWave India Private Limited, incorporated in India; and DragonWave Inc.'s majority owned subsidiary, DragonWave HFCL India Private Limited, incorporated in India. All intercompany accounts and transactions have been eliminated upon consolidation.

        The consolidated financial statements of the Company have been prepared in United States dollars following United States Generally Accepted Accounting Principles ["U.S. GAAP"].

        The consolidated financial statements for the year ended February 28, 2017 have been prepared assuming the Company will continue as a going concern, which contemplates the realization of assets and the disbursement of liabilities and commitments in the normal course of business in the foreseeable future. The Company has a history of losses and has consumed significant cash resources in the past, and has continued to do so in the year ended February 28, 2017. During the last two fiscal years, additional pressure has been placed on the Company's liquidity position as a result of reduced revenue from a significant Original Equipment Manufacturer ["OEM"] channel and a dispute over inventory shipped to a customer in India in June 2015.

        The Company has been able to make progress in restructuring the business. This progress includes the following highlights:

Operational improvements:

•	Selected by Sprint for its network densification and optimization strategy;
•	Improved the gross profit percentage in fiscal year 2017 to 26.9% from 16.2% in fiscal year 2016;
•	Reduced operating expenses by 26% in the twelve months of fiscal year 2017 compared to the same period in the previous year primarily through reduction in staff levels internationally;

Debt Facility:

•	Reduced outstanding debt on the Company's credit facility by $5,122 and $10,248 in the twelve months ending February 28, 2017 and February 29, 2016, respectively, by leveraging its working capital;

New Capital:

•	Raised $9,502 in cash (net of commissions and expenses) with a public offering in August 2016 and a registered direct offering in April 2016 which in both cases included common shares and warrants;
•	Received $4,180 in cash from the exercise of warrants during the twelve months ended February 28, 2017;

Other:

•	Initiated arbitration proceedings to seek resolution to its customer dispute in India.

        Despite the progress identified above, the Company remains in breach of the original terms of its debt facility, and has not yet been able to achieve a quarterly break-even level. See Note 11 for further details on the debt facility. The continued consumption of cash has raised substantial doubt about DragonWave Inc.'s ability to continue as a going concern. Management's plans to restructure the business, improve its financial results and overcome these difficulties include initiatives in a number of areas, including:

•	Targeting its sales efforts to direct and indirect opportunities in markets with higher gross margins, and lower working capital requirements;
•	Adjusting its business focus and resources away from Nokia in order to support new sales channels;
•	Renegotiating the terms of existing debt facilities, or finding new debt providers;
•	Actively investigating and pursuing alternative forms of financing;
•	Seeking to reduce fixed and variable operating expenses further, by tightly controlling discretionary spending and headcount growth;
•	Continuing to collect accounts receivable from customers in a timely manner;
•	Reducing inventory levels in both raw material and finished goods inventory;
•	Working closely with vendors to ensure supply continuity; and
•	Investigating strategic and financial alternatives that may be available including a potential sale of the Company, alternative debt and equity, and business combinations.

        In addition, the Company no longer complies with Nasdaq Listing Rule 5550(b)(1) due to its failure to maintain a minimum of $2,500 in shareholders' equity or any alternatives to such requirement, and was granted an extension to April 17, 2017 to remedy the deficiency. The Company did not regain compliance and has requested a hearing before the Nasdaq Listing Qualifications Panel to request a further extension. There can be no assurance that the Panel will ultimately grant an extension of the compliance period. Continued listing of its common shares on the Nasdaq increases the Company's ability to raise additional capital in the future. Trading of the Company's securities under the symbol "DRWI" on the Toronto Stock Exchange, the Company's primary listing, is not impacted by this decision.

        These plans may be difficult to achieve. They are dependent on a number of key assumptions including the timing of significant new customer projects, success in arbitration with the customer located in India, and accommodations from the Company's suppliers and credit lenders. It is possible that the plans described above may not be fully executed or may occur too slowly to solve the Company's current liquidity concerns. There can be no assurance that the existing financing facility can be renegotiated or that any other forms of financing can be arranged on satisfactory terms. These consolidated financial statements do not include any adjustments to the accounts and classification of assets and liabilities that may be necessary if the Company is unable to continue as a going concern. Such adjustments could be material.